GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at March 31, 2022 (Unaudited)

Shares	Common Stocks: 96.6%	Value

	Electrification: 33.9%
7,930	APTIV PLC	$949,300
12,222	Gentherm Inc.*	892,695
28,340	Infineon Technologies AG	964,950
11,950	Itron Inc.*	629,526
27,870	Johnson Matthey PLC	687,936
1,650	LG Chem Ltd.	717,281
20,370	ON Semiconductor Corp.*	1,275,366
1,940	Samsung SDI Co., Ltd.	941,566
6,730	Schneider Electric SE	1,130,329
21,360	Sensata Technologies Holding*	1,086,156
80,000	Tianneng Power International	84,653
		9,359,758

	Energy Efficiency: 11.9%
15,460	Ameresco PLC*	1,229,070
5,900	Hubbell Inc.	1,084,243
87,330	Nibe Industrier AB - B Shares	970,285
		3,283,598

	Renewable Energy Generation: 27.0%
20,430	Albioma SA	994,014
529,000	China Longyuan Power Group Corp. - H Shares	1,189,858
1,277,000	China Suntien Green Energy Corp. Ltd. - H Shares	716,344
105,296	Iberdrola SA	1,150,693
15,480	Nextera Energy Inc.	1,311,311
11,369	Ormat Technologies Inc.	930,325
78,900	TransAlta Renewables Inc.	1,166,551
		7,459,096
	Renewal Equipment Manufacturing: 23.8%
25,150	Canadian Solar Inc.*	889,304
4,700	Eaton Corp PLC	713,272
3,350	Enphase Energy Inc.*	675,963
12,910	First Solar Inc.*	1,081,083
36,230	Siemens Gamesa Renewable Energy SA	632,700
2,000	Solaredge Technologies Inc.*	644,740
14,510	TPI Composites Inc.*	204,011
28,285	Vestas Wind Systems A/S	835,599
496,200	Xinyi Solar Holdings Ltd.	870,973
		6,547,645

Total Common Stocks	$26,650,097
(cost $25,254,697)

Total Investments in Securities	26,650,097
(cost $25,254,697): 96.6%

Other Assets less Liabilities: 3.4%	926,232

Net Assets: 100.0%	$27,576,329

*	Non-income producing security.

PLC - Public Limited Company